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Firsthand Funds
125 South Market, Suite 1200
San Jose, CA 95113


May 6, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Firsthand Funds (the "Registrant")
     File Nos. 33-73832 and 811-8268


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of each Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent Post-Effective Amendment to the Registrant's registration statement on Form N-1A (Post-Effective Amendment No. 26), and (ii) that Post-Effective Amendment No. 26 to the Registrant's Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2003 (Accession No. 0001047469-03-015525).

Please call the undersigned at 617-662-3966 if you have any questions with respect to this certification.

                                   Sincerely,

                                   /s/ Karen Jacoppo-Wood
                                   ----------------------
                                       Karen Jacoppo-Wood
                                       Assistant Secretary, Firsthand Funds

cc:  Kelvin K. Leung, Esq.
     Steven G. Cravath, Esq.